Derivative Losses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Derivative Instruments

($ millions)	2017	2016
Realized gains	101.2	468.7
Unrealized losses	(163.6)	(706.8)
Derivative losses	(62.4)	(238.1)